Fair Value Measurements	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements
4. Fair Value Measurements
The following table presents the Company’s financial assets and liabilities that are measured at fair value on a recurring basis and the level of inputs used in such measurements (in thousands):

	December 31, 2024
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Oramed Note	$12,161	$—	$—	$12,161
Tranche B Notes	23,560	—	—	23,560
Purchased Revenue Liability	6,800	—	—	6,800
Derivative liabilities	18,303	—	—	18,303
Other long-term liabilities	155	—	—	155

Total liabilities measured at fair value	$60,979	$—	$—	$60,979

	December 31, 2023
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Oramed Note	$104,089	$—	$—	$104,089
Convertible Debentures	4,340	—	—	4,340
Derivative liabilities	1,518	—	—	1,518
Other long-term liabilities	179	—	—	179

Total liabilities measured at fair value	$110,126	$—	$—	$110,126

The Oramed Note
In September 2023, the Company issued a senior
secured
promissory note to Oramed in the principal amount of $101.9 million (the “Oramed Note”) (see Note 7). The Company elected the fair value option to account for the Oramed Note with any changes in the fair value of such note recorded in the consolidated statements of operations, with the exception of changes in fair value due to instrument-specific credit risk, if any, which are recorded as a component of other comprehensive income. The Company uses a discounted cash flow model to determine the fair value of the Oramed Note based on Level 3 inputs. This methodology discounts the interest and principal payments using a risk-adjusted discount rate. The fair value as of December 31, 2024 and 2023 was determined to be $12.2 million and $104.1 million, respectively, by applying a discount rate of 128.82% and 13.05%, respectively. For the years ended December 31, 2024 and 2023, the Company recorded a loss of $3.6 million and $2.8 million in change in fair value of the Oramed Note, respectively. For the years ended December 31, 2024 and 2023, the change in fair value due to instrument-specific credit risk recorded as a component of other comprehensive income was $6.3 million and nil, respectively. During the year ended December 31, 2024 the Company reclassified $5.0 million from accumulated other comprehensive income to the consolidated statement of operations. This reclassification was related to the principal payments and partial conversion of the Oramed Note balance into the Tranche B Notes (see Note 7).

FSF Deposit
In June 2024, the Company received the FSF Deposit in the aggregate principal amount of $10.0 million from FSF Lender (see Note 2 and Note 7). The Company elected the fair value option to account for the FSF Deposit with any changes in the fair value of the deposit recorded in the consolidated statements of operations and comprehensive loss. For the year ended December 31, 2024, the Company recorded a loss of $4.7 million in change in fair value of the FSF Deposit in the consolidated statement of operations. In November 2024, the Company delivered the Additional Product to Endeavor and fully satisfied the remaining obligations in respect of the FSF Deposit. Upon the satisfaction of the FSF Deposit, the Deposit Warrant became a freestanding instrument under ASC 480 and was included in derivative liabilities on the Company’s consolidated balance sheet.
Tranche B Notes
In October 2024, the Company entered into the Tranche B
Securities
Purchase Agreement to issue and sell the Tranche B Notes in the principal amount of $50.0 million (see Note 7). The Company elected the fair value option to account for the Tranche B Notes with any changes in the fair value of such notes recorded in the consolidated statements of operations, with the exception of changes in fair value due to instrument-specific credit risk, if any, which are recorded as a component of other comprehensive income. The Tranche B Notes are measured at fair value on a recurring basis using the Level 3 inputs. The Company uses the Binomial Lattice Model valuation technique to measure the fair value of the Tranche B Notes. The fair value as of December 31, 2024, was determined to be $23.6 million. For the year ended December 31, 2024, the Company recorded a gain of $6.6 million in change in fair value of the Tranche B Notes in the consolidated statement of operations.
Purchased Revenue Liability
In October 2024, the Company entered into the ZTlido Royalty Purchase Agreement with certain institutional investors (collectively, the “ZTlido Royalty Investors”) and Oramed (see Note 7). The Company elected the fair value option for the purchased revenue liability with changes in fair value recorded as change in fair value of debt and liability instruments in the consolidated statements of operations, with the exception of changes in fair value due to instrument-specific credit risk, if any, which are recorded as a component of other comprehensive income. The Company uses a Scenario-Based Method valuation technique to measure the fair value of the purchased revenue liability. The fair value as of December 31, 2024, was determined to be $6.8 million. For the year ended December 31, 2024, the Company recorded a loss of $0.9 million in change in fair value of the purchased revenue liability in the consolidated statement of operations.
Convertible Debentures
In March and April 2023, the Company issued the Convertible Debentures in the principal amount of $25.0 million (see Note 7). The Convertible Debentures were measured at fair value on a recurring basis using Level 3 inputs. The Company used the Binomial Lattice Model valuation technique to measure the fair value of the Convertible Debentures with any changes in the fair value of the Convertible Debentures recorded in the consolidated statements of operations and comprehensive loss. Interest expense related to the Convertible Debentures is included in the changes in fair value. For the years ended December 31, 2024 and 2023, the Company recorded a loss of $35.0 thousand and a loss of $4.4 million in change in fair value of the Convertible Debentures, respectively. The Company fully repaid the Convertible Debentures in March 2024.
Derivative Liabilities
The Company recorded a gain of $17.4 million for the year ended December 31, 2024, attributed to warrant liabilities consisting of the Private Warrants, the February 2024 BDO Firm Warrants, the April 2024 RDO Common Warrants, the October 2024 Noteholder Warrants, and December 2024 RDO Common Warrants (each as defined below). The Company recorded a loss of $0.5 million for the year ended December 31, 2023, on derivative liabilities which was attributed to the Private Warrants that the Company assumed from Vickers in November 2022 in connection with the Business Combination (“Private Warrants”).
As of December 31, 2024, the following warrants to purchase Common Stock that are included in derivative liabilities were outstanding: 1,000,000 Private Warrants, 3,803,447 February 2024 BDO Firm Warrants, 15,000,000 April 2024 RDO Common Warrants, 3,250,000 Deposit Warrant, 7,500,000 October 2024 Noteholder Warrants and 57,512,958 December 2024 RDO Common Warrants. As of December 31, 2024, the fair value of derivative warrant liabilities related to these warrants was $18.3 million.
The following table includes a summary of the derivative liabilities measured at fair value during the years ended December 31, 2024 and 2023 (in thousands):

Fair Value
Ending Balance as of December 31, 2022	$1,231
Change in fair value measurement	512
Forfeiture of Private Warrants	(225)

Ending Balance as of December 31, 2023	1,518
Issuance of February 2024 BDO Firm Warrants as part of February 2024 BDO, April 2024 RDO Common Warrants as part of April 2024 RDO, October 2024 Noteholder Warrants as part of Tranche B Notes, December 2024 RDO Common Warrants as part of December 2024 RDO, and December 2024 RDO Pre-Funded Warrants as part of December 2024 RDO	34,330
Reclass of Deposit Warrant liability upon satisfaction of FSF Deposit	1,690
Cancellation of Private Warrants as part of Oramed Letter Agreement	(445)
Warrant amendment and exercise as part of December 2024 RDO	(428)
Settlement of December 2024 RDO Pre-Funded Warrants	(984)
Change in fair value measurement	(17,378)

Ending Balance as of December 31, 2024	$18,303

Warrant Liability Measurement

The derivative warrant liability was valued using the Black-Scholes option pricing model, which is considered to be Level 3 fair value measurement. The primary unobservable input utilized in determining the fair value of the warrant is the expected volatility of the Common Stock. The expected volatility assumption is based on the Company’s historical volatility, historical volatilities of comparable companies whose share prices are publicly available as well as the implied volatility of the Public Warrants (see Note 9). A summary of the inputs used in valuing the derivative warrant liabilities is as follows:

	Private Warrants	February 2024 BDO Firm Warrants	April 2024 RDO Common Warrants	Deposit Warrant	October 2024 Noteholder Warrants	December 2024 RDO Common Warrants (5yr)	December 2024 RDO Common Warrants (2.5yr)
	December 31, 2024
Equity value	$0.43	$0.43	$0.43	$0.43	$0.43	$0.43	$0.43
Exercise price	$11.50	$1.70	$1.10	$1.20	$1.04	$0.65	$0.65
Term, in years	2.86	4.18	4.32	4.47	4.77	4.95	2.45
Volatility	109.0%	81.0%	80.0%	73.0%	77.0%	76.0%	95.0%
Risk-free rate	4.22%	4.29%	4.30%	4.30%	4.32%	4.33%	4.21%
Dividend yield	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Call option value	$0.21	$0.15	$0.19	$0.16	$0.20	$0.24	$0.20

Private Warrants
December 31, 2023
Equity value	$2.04
Exercise price	$11.50
Term, in years	3.86
Volatility	76.0%
Risk-free rate	3.90%
Dividend yield	0.0%
Call option value	$0.42
Contingent Consideration Related to
SP-104
Acquisition
The Development Milestone Payment related to the
SP-104
Assets represents an obligation to potentially settle a fixed value in a variable number of shares of Common Stock and requires remeasurement at fair value through settlement.
Upon the achievement of FDA approval for a new drug application for
SP-104,
the Company will transfer $3.0 million in cash or shares of Common Stock, at the discretion of the Company. The fair value of the contingent consideration liability associated with the Development Milestone Payment was estimated using a probability-weighted discounted cash flow method. Significant unobservable inputs assumptions included the likelihood of receiving FDA approval for
SP-104,
expected timing for receipt of FDA approval for
SP-104,
and a discount rate of 10.0%. As of December 31, 2024 and 2023, the fair value of contingent consideration related to the Development Milestone Payment was $0.2 million.
There were no transfers between fair value measurement levels during the years ended December 31, 2024 and 2023.